Prepayments and Other Current Assets (Details) - Schedule of Prepayments and Other Current Assets ¥ in Thousands, $ in Thousands		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Prepayments and Other Current Assets [Abstract]
Prepayments for purchases of products	[1]	¥ 29,998		¥ 24,216
Vendor rebate receivables	[2]	9,466		16,160
Value-added tax (“VAT”) deductible	[3]	4,438		10,512
Loan receivables	[4]	5,391		9,886
Sales return assets		2,021		2,835
Deposits	[5]	29,477		999
Others		13,727		14,751
Total		¥ 94,518	$ 13,090	¥ 79,359

[1]	Prepayments for purchases of products represent cash prepaid to the Company’s third-party brand partners for the procurement of products.
[2]	Vendor rebate receivables represent the rebates to be received by the Company from its suppliers after certain levels of purchases are achieved.
[3]	VAT recoverable represents the balances that the Company can utilize to deduct its value-added tax liabilities within the next 12 months.
[4]	The balance represents loan receivables due from certain third-party companies and individuals. From July 2020 to February 2024, the Company entered into several loan agreements with aggregate principal amount of RMB15.8 million, including RMB 3 million to an individual in February 2024 disclosed on ITEM 16.F on Form 20-F for the year ended March 31, 2024. The maturity dates of these loans are from October 2023 to May 2025. The interest rates ranged from 0% to 4% per annum. As of March 31, 2023 and 2024, the balances of loan receivables were RMB9.9 million and RMB5.4 million, respectively. The aforementioned loan of RMB 3 million has been fully collected as of the date of this annual report.
[5]	Between September and November 2023, the Company’s Hong Kong subsidiary wired to a financial advisor an aggregate of approximately US$4.1 million as a deposit pursuant to an agreement entered into with this financial advisor for the Company’s future mergers and acquisitions. As of the date of this annual report, the full amount of the deposit has been returned to the Company.